Balance Sheets - USD ($)	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2014
Current Assets
Cash	$ 67,137	$ 95,726	$ 354
Accounts Receivable	371,557	132,201	0
Inventory	961,181	755,471	0
Prepaid Expense	916,607	988,026	916,667
Investments	183,899	0	0
Total current assets	2,500,381	1,971,424	917,021
Property and Equipment, net	45,406	14,687	1,560
TOTAL ASSETS	2,545,787	1,986,111	918,581
Current Liabilities
Accounts Payable and Accrued Liabilities	305,843	193,013	436,455
Loans From Shareholders	192,500	11,000	61,766
Convertible Notes Payable, Net of Debt Discount	486,986	1,303,989	204,002
Accrued Interest	13,794	121,457	59,333
Deferred Revenue	500,000	29,952	0
Derivative Liability	2,386,559	11,504,057	211,394
Total Current liabilities	3,885,682	13,163,468	972,950
Stockholders' deficit
Preferred Stock - Series A - Par Value of $.001 1,000,000 shares authorized as of December 31, 2015, June 30, 2015 and 2014; 1,000,000 shares issued and outstanding as of December 31, 2015, June 30, 2015 and 2014	1,000	1,000	1,000
Preferred Stock - Series B - Par Value of $.001 9,000,000 shares authorized as of December 31, 2015, June 30, 2015 and 2014; 0 shares outstanding as of December 31, 2015, June 30, 2015 and 2014	0	0	0
Preferred Stock - Series C - Par Value of $.001 2,000,000 shares authorized as of December 31, 2015 1,107,607 and zero shares issued and outstanding as of December 31, 2015 and June 30, 2015 respectively	1,107	0	0
Common Stock - Par Value of $.001 800,000,000 , 600,000,000 shares authorized as of December 31, 2015,June 30, 2015; 478,376,504 400,356,154 shares issued and outstanding as of December 31, 2015 and June 30, 2015; 5,000,000,000 shares authorized as of June 30, 2014; 702,433,700 shares issued and outstanding as of June 30, 2014	478,377	400,356	202,434
Additional Paid In Capital	10,656,104	7,625,395	2,322,103
Accumulated Deficit	(12,476,483)	(19,204,108)	(2,579,906)
Total stockholders' deficit	(1,339,895)	(11,177,357)	(54,369)
TOTAL LIABILITIES AND STOCKHOLDERS DEFICIT	$ 2,545,787	$ 1,986,111	$ 918,581